                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


   /s/ Thomas S. Gayner            Richmond, VA                11/12/2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        113
Form 13F Information Table Value Total: $1,673,983
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number    Name
    ----    --------------------    --------------------------------------------
    1       28-6056                 Markel Gayner Asset Management Corporation

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
                                                 FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                               TITLE OF             VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM      88579y101     2601    30000 SH       SOLE                    30000
                                                     10371   119600 SH       DEFINED      01        116000             3600
Abbott Laboratories            COM      002824100     3657    70000 SH       DEFINED      01         69000             1000
Accenture                      COM      G1151C101      425    10000 SH       SOLE                    10000
                                                      4750   111800 SH       DEFINED      01        100000            11800
Air Products & Chemicals       COM      009158106      464     5600 SH       DEFINED      01                           5600
Alleghany Corporation          COM      017175100     1286     4244 SH       SOLE                     4244
Altria                         COM      02209S103     2803   116700 SH       DEFINED      01        114500             2200
American Express               COM      025816109      420    10000 SH       SOLE                    10000
                                                     16313   388124 SH       DEFINED      01        339000            49124
Anheuser-Busch Inbev ADR       COM      03524A108     7872   134000 SH       DEFINED      01        134000
Automatic Data Processing      COM      053015103    18279   434900 SH       DEFINED      01        422700            12200
Bank of New York Mellon Corp   COM      064058100       79     3019 SH       SOLE                     3019
                                                      5830   223130 SH       DEFINED      01        204907            18223
Berkshire Hathaway Class B     COM      084670702    31840   385100 SH       SOLE                   385100
                                                     97872  1183740 SH       DEFINED      01       1114900            68840
Berkshire Hathaway, Inc.       COM      084670108    34237      275 SH       SOLE                      275
                                                     77314      621 SH       DEFINED      01           585               36
Brookfield Asset Management    COM      112585104     8511   300000 SH       SOLE                   300000
                                                     79467  2801077 SH       DEFINED      01       2595548           205529
Brown & Brown                  COM      115236101     3634   180000 SH       SOLE                   180000
                                                      3748   185628 SH       DEFINED      01        185628
Brown Forman Class A           COM      115637100    17468   283760 SH       DEFINED      01        281000             2760
Brown-Forman Class B           COM      115637209     4371    70915 SH       DEFINED      01         70250              665
Calumet                        COM      131476103      197    10000 SH       SOLE                    10000
                                                       310    15700 SH       DEFINED      01         15000              700

Campbell Soup Co               COM      134429109     2660    74400 SH       DEFINED      01         70000             4400
Carmax                         COM      143130102     4458   160000 SH       SOLE                   160000
                                                    142261  5106299 SH       DEFINED      01       4803070           303229
Caterpillar Inc                COM      149123101    19300   245300 SH       DEFINED      01        239000             6300
Charles Schwab                 COM      808513105    11802   849100 SH       DEFINED      01        790000            59100
Coca Cola Co                   COM      191216100     3816    65200 SH       DEFINED      01         60000             5200
Comcast                        COM      20030N101      195    10800 SH       DEFINED      01                          10800
Costco                         COM      22160K105      322     5000 SH       SOLE                     5000
                                                      2289    35500 SH       DEFINED      01         34000             1500
DENTSPLY                       COM      249030107     1132    35400 SH       DEFINED      01         35000              400
Diageo PLC                     COM      25243Q205    22670   328500 SH       SOLE                   328500
                                                     63943   926571 SH       DEFINED      01        861500            65071
Disney                         COM      254687106     6620   200000 SH       SOLE                   200000
                                                     42659  1288789 SH       DEFINED      01       1202500            86289
EOG Resources, Inc.            COM      26875p101     3626    39000 SH       DEFINED      01         39000
Emerson Electric               COM      291011104     9184   174400 SH       DEFINED      01        158000            16400
Enterprise GP Holdings         COM      293716106      587    10000 SH       SOLE                    10000
                                                      9231   157200 SH       DEFINED      01        150000             7200
Exxon Corporation              COM      30231G102    12346   199800 SH       SOLE                   199800
                                                     27215   440446 SH       DEFINED      01        403000            37446
Fairfax Financial Holdings Ltd COM      303901102   113771   279459 SH       SOLE                   279459
Federated Investors            COM      314211103      228    10000 SH       SOLE                    10000
                                                      4950   217500 SH       DEFINED      01        216000             1500
Fidelity National Financial    COM      31620R105     7366   468850 SH       SOLE                   468850
                                                     20184  1284815 SH       DEFINED      01       1194150            90665
Forest City Enterprises Class  COM      345550107      248    19367 SH       DEFINED      01                          19367
Fortune Brands                 COM      349631101     2260    45900 SH       DEFINED      01         45000              900
General Dynamics               COM      369550108    24510   390218 SH       DEFINED      01        370000            20218
General Electric               COM      369604103     4794   295000 SH       SOLE                   295000
                                                     54334  3343649 SH       DEFINED      01       3160000           183649
Heritage Crystal Clean Inc     COM      42726M106     2383   239500 SH       DEFINED      01        239500
Home Depot                     COM      437076102      634    20000 SH       SOLE                    20000

                                                     30007   947199 SH       DEFINED      01        900000            47199
ITC Holdings Corp              COM      465685105    10782   173200 SH       DEFINED      01        173000              200
Illinois Tool Works            COM      452308109    11423   242949 SH       DEFINED      01        220000            22949
Intel                          COM      458140100     1152    60000 SH       SOLE                    60000
                                                      3705   192992 SH       DEFINED      01        170000            22992
International Business Machine COM      459200101     1341    10000 SH       SOLE                    10000
                                                      1408    10500 SH       DEFINED      01         10000              500
International Game Technology  COM      459902102     3612   250000 SH       SOLE                   250000
                                                     13001   899734 SH       DEFINED      01        820000            79734
Investors Title Company        COM      461804106     7458   228850 SH       DEFINED      01        213300            15550
Johnson and Johnson            COM      478160104    17349   280000 SH       SOLE                   280000
                                                     17206   277695 SH       DEFINED      01        262200            15495
Leucadia National Corp         COM      527288104    13898   588400 SH       DEFINED      01        575000            13400
Lowes                          COM      548661107     2118    95000 SH       SOLE                    95000
                                                      4777   214300 SH       DEFINED      01        170000            44300
Marriott International         COM      571903202     6520   181965 SH       SOLE                   181965
                                                     44371  1238387 SH       DEFINED      01       1101907           136480
McDonalds                      COM      580135101    14362   192753 SH       DEFINED      01        181000            11753
Microsoft                      COM      594918104     2505   102290 SH       DEFINED      01         90000            12290
National Oilwell               COM      637071101     3647    82000 SH       DEFINED      01         82000
Nestle ADR                     COM      641069406     5364   100100 SH       DEFINED      01        100000              100
Nike                           COM      654106103     4023    50200 SH       DEFINED      01         50000              200
Northern Trust Corp            COM      665859104     6754   140000 SH       DEFINED      01        140000
Novo-Nordisk A/S               COM      670100205    22725   230850 SH       DEFINED      01        215000            15850
NuStar GP Holdings             COM      67059L102    19853   585300 SH       DEFINED      01        576500             8800
Patterson Companies Inc.       COM      703395103     3982   139000 SH       DEFINED      01        135000             4000
Paychex                        COM      704326107     1399    50900 SH       DEFINED      01         50000              900
Pepsico                        COM      713448108     4451    67000 SH       DEFINED      01         66300              700
Philip Morris International    COM      718172109     6538   116700 SH       DEFINED      01        114500             2200
Plum Creek Lumber MLP          COM      729251108     5295   150000 SH       SOLE                   150000
                                                      7240   205100 SH       DEFINED      01        200000             5100

Pool Corp                      COM      73278L105     1907    95000 SH       DEFINED      01         95000
Prepaid Legal Services         COM      740065107      937    15000 SH       DEFINED      01         15000
Procter & Gamble               COM      742718109     3802    63400 SH       DEFINED      01         62000             1400
RLI Corporation                COM      749607107    34972   617666 SH       DEFINED      01        598636            19030
Schlumberger                   COM      806857108     4085    66300 SH       DEFINED      01         65000             1300
State Street Corp              COM      857477103     1521    40400 SH       DEFINED      01         40400
Sysco Corp                     COM      871829107     2424    85000 SH       SOLE                    85000
                                                     20536   720072 SH       DEFINED      01        640000            80072
T.Rowe Price                   COM      74144T108      551    11000 SH       SOLE                    11000
                                                      9237   184500 SH       DEFINED      01        184000              500
Teva Pharmaceuticals           COM      881624209     4721    89500 SH       DEFINED      01         84000             5500
Union First Market Bankshares  COM      90662P104    45774  3504920 SH       SOLE                  3504920
United Parcel Service          COM      911312106     4636    69520 SH       SOLE                    69520
                                                     42444   636438 SH       DEFINED      01        583480            52958
W.P. Carey                     COM      92930Y107     1303    45000 SH       SOLE                    45000
                                                     26631   919900 SH       DEFINED      01        905200            14700
Wal-Mart Stores                COM      931142103     6231   116425 SH       SOLE                   116425
                                                     43692   816370 SH       DEFINED      01        743575            72795
Walgreen                       COM      931422109     7439   222060 SH       DEFINED      01        220000             2060
Washington Post Co             COM      939640108     2157     5400 SH       DEFINED      01          5200              200
Washington Real Estate Investm COM      939653101    12929   407475 SH       DEFINED      01        390300            17175
White Mountains                COM      G9618E107    10320    33456 SH       SOLE                    33456
                                                     14829    48074 SH       DEFINED      01         48074
Level 3 Communications         CONV     52729NBM1    16537 15000000 PRN      SOLE                 15000000
-------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY         113 DATA RECORDS            1673983            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.


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